Average Annual Total Returns	12 Months Ended	18 Months Ended	19 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended						28 Months Ended						29 Months Ended								32 Months Ended				37 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88% [1]	17.71% [2]	18.50% [3]	26.48% [4]	23.19% [5]	22.35%	[6]	24.17%	[7]	23.99%	[8]	21.76%	[9]	22.61%	[10]	21.14%	[11]	21.05%	[12]	20.09%	[13]	19.83%	[14]	20.56%	[15]	22.70%	[16]	21.99%	[1]	20.57% [17]
YieldMax(R) AAPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.05%																											12.94%
Performance Inception Date																												Apr. 17, 2023
YieldMax(R) AAPL Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.35%																											8.36%
YieldMax(R) AAPL Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.11%																											7.71%
YieldMax(R) ABNB Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.78%)	(6.33%)
Performance Inception Date		Jun. 24, 2024
YieldMax(R) ABNB Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.78%)	(10.16%)
YieldMax(R) ABNB Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.06%)	(6.39%)
YieldMax(R) AI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(58.53%)				(39.40%)
Performance Inception Date					Nov. 27, 2023
YieldMax(R) AI Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(58.53%)				(41.79%)
YieldMax(R) AI Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(34.65%)				(26.48%)
YieldMax(R) AMD Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	55.58%					28.86%
Performance Inception Date						Sep. 18, 2023
YieldMax(R) AMD Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.39%					9.13%
YieldMax(R) AMD Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	29.58%					11.23%
YieldMax(R) AMZN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.26%																					26.47%
Performance Inception Date																						Jul. 24, 2023
YieldMax(R) AMZN Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.46%																					17.32%
YieldMax(R) AMZN Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.82%																					16.34%
YieldMax(R) COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(25.49%)																	23.67%
Performance Inception Date																		Aug. 14, 2023
YieldMax(R) COIN Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(26.28%)																	10.39%
YieldMax(R) COIN Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(14.94%)																	15.03%
YieldMax(R) DIS Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.38%													11.39%
Performance Inception Date														Aug. 24, 2023
YieldMax(R) DIS Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.38%													8.36%
YieldMax(R) DIS Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.41%													7.28%
YieldMax(R) GOOGL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	54.17%																			24.89%
Performance Inception Date																				Jul. 27, 2023
YieldMax(R) GOOGL Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.67%																			12.88%
YieldMax(R) GOOGL Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.22%																			13.21%
YieldMax(R) JP Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%											18.02%
Performance Inception Date												Sep. 11, 2023
YieldMax(R) JP Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.38%											10.75%
YieldMax(R) JP Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.50%											10.52%
YieldMax(R) META Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.41%																			25.91%
Performance Inception Date																				Jul. 27, 2023
YieldMax(R) META Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.97%)																			12.84%
YieldMax(R) META Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.52%																			14.37%
YieldMax(R) MRNA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(34.49%)			(40.53%)
Performance Inception Date				Oct. 23, 2023
YieldMax(R) MRNA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(34.49%)			(42.27%)
YieldMax(R) MRNA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(20.42%)			(28.07%)
YieldMax(R) MSFT Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.05%													19.51%
Performance Inception Date														Aug. 24, 2023
YieldMax(R) MSFT Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.05%													12.04%
YieldMax(R) MSFT Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.69%													11.74%
YieldMax(R) NFLX Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.64%																							26.51%
Performance Inception Date																								Aug. 07, 2023
YieldMax(R) NFLX Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(9.45%)																							8.17%
YieldMax(R) NFLX Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.48%																							12.64%
YieldMax(R) NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.91%																									67.27%
Performance Inception Date																										May 10, 2023
YieldMax(R) NVDA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.73%																									40.32%
YieldMax(R) NVDA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.75%																									39.20%
YieldMax(R) PYPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(29.52%)									3.53%
Performance Inception Date										Sep. 25, 2023
YieldMax(R) PYPL Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(29.52%)									(5.38%)
YieldMax(R) PYPL Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(17.48%)									(0.14%)
YieldMax(R) SNOW Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.33%		35.93%
Performance Inception Date			Jun. 10, 2024
YieldMax(R) SNOW Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.95%		15.20%
YieldMax(R) SNOW Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.37%		19.05%
YieldMax(R) XYZ Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(28.92%)							11.02%
Performance Inception Date								Oct. 10, 2023
YieldMax(R) XYZ Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(28.92%)							3.46%
YieldMax(R) XYZ Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(17.12%)							6.10%
YieldMax(R) TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.17%																													16.96%
Performance Inception Date																														Nov. 22, 2022
YieldMax(R) TSLA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.04%																													9.46%
YieldMax(R) TSLA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.31%																													9.55%
YieldMax(R) XOM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.01%															1.53%
Performance Inception Date																Aug. 30, 2023
YieldMax(R) XOM Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.01%															(1.37%)
YieldMax(R) XOM Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.15%															(0.09%)

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[4]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[5]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[6]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[7]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[8]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[9]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[10]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[11]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[12]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[13]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[14]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[15]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[16]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[17]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.